Leases - Summary of Prepaid Lease Assets and Operating Lease Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	₩ 3,823,620	₩ 3,965,840
Gross Carrying Amount | Prepaid lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	18,844	42,996
Acquisition cost | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	5,263,765	5,132,477
Accumulated depreciation | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	(1,458,989)	(1,209,633)
Carrying Amount | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	₩ 3,804,776	₩ 3,922,844